BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Impairment of Project Horizon	$ 2,500	$ 2,502	$ 4,981	$ 0
Buildings and land improvements
Property, Plant and Equipment [Line Items]
Estimated useful life		40 years
Furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life		3 years
Furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life		7 years